Other intangible assets (Details 2) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Wockhardt Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of branded generics business
Intangible assets material to entity	₨ 14,241
UCB India Private Limited and affiliates [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select portfolio of dermatology, respiratory and pediatric assets
Intangible assets material to entity	₨ 4,568
XenoPort, Inc. [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Intellectual property rights relating to PPC-06 (tepilamide fumarate)
Intangible assets material to entity	₨ 4,036
Teva and an affiliate of Allergan [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Various ANDAs
Intangible assets material to entity	₨ 4,000
Eisai Company Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Commercialization rights for an anti-cancer biologic agent
Intangible assets material to entity	₨ 1,840
Glenmark Pharmaceuticals Limited [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Select Anti-Allergy brands
Intangible assets material to entity	₨ 1,487
Novartis Consumer Health Inc [Member]
Disclosure of intangible assets material to entity [line items]
Description of intangible assets material to entity	Habitrol® brand
Intangible assets material to entity	₨ 1,181